RECEIVABLE FROM RELATED PARTY (Schedule of Amounts Due from Related Parties) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2015
Related Party Transaction [Line Items]
Total due from related parties	$ 59,170		$ 26,775
Advesa [Member]
Related Party Transaction [Line Items]
Total due from related parties	$ 59,170		21,755
CRD [Member]
Related Party Transaction [Line Items]
Total due from related parties			$ 5,000	$ 5,000